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                               Janus Venture Fund

                      Supplement dated January 1, 2001 to
                       Prospectus dated January 31, 2000,
                       as supplemented March 16, 2000 and
                               December 21, 2000

THIS INFORMATION SUPPLEMENTS THE FUND'S PROSPECTUS. THIS SUPPLEMENT, ANY PREVIOUS SUPPLEMENT(S) AND THE PROSPECTUS TOGETHER CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE VISIT JANUS.COM OR CALL 1-800-525-3713.

Effective January 1, 2001, if you hold Fund shares in a tax-deferred account, you will no longer be charged the annual $12 account maintenance fee.